CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 113,856	$ 169,893
Restricted cash	1,222	359
Term deposits	21,681
Accounts receivable, net of allowance for doubtful accounts of $3,698 and $4,002 as of December 31, 2010 and 2011, respectively	61,413	43,761
Prepaid expenses and other current assets	6,512	4,084
Deferred tax assets - current	623	286
Loan receivable from related party - current		2,515
Total current assets	205,307	220,898
Property, plant and equipment, net	13,774	9,772
Intangible assets, net	15,198	4,461
Deferred tax assets - non-current	293	488
Other assets	1,259	842
Goodwill	37,348	18,631
TOTAL ASSETS	273,179	255,092
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)	4,257	2,270
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of $4 and $4 as of December 31, 2010 and 2011, respectively)	40,352	28,116
Government grant (including government grant of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)	83	2,882
Short-term bank borrowings (including short-term bank borrowings of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)		40,000
Income taxes payable (including income taxes payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of $225 and $235 as of December 31, 2010 and 2011, respectively)	4,309	3,699
Other taxes payable (including other taxes payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)	2,020	1,552
Deferred tax liability - current (including deferred tax liability - current of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)	8	13
Total current liabilities	51,029	78,532
Deferred tax liability - non-current (including deferred tax liability - non-current of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)	3,105	639
Unrecognized tax benefits - non-current (including unrecognized tax benefits - non-current of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)	969	969
Contingent acquisition consideration payable (including contingent acquisition consideration payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)	8,186
TOTAL LIABILITIES	63,289	80,140
Commitments and contingencies (note 20)
HiSoft Technology International Limited shareholders' equity:
Common shares ($0.0001 par value; 607,000,000 shares authorized; 579,358,183 and 595,868,033 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	60	58
Additional paid-in capital	186,408	176,517
Statutory reserve	6,653	3,778
Accumulated deficit	(964)	(15,990)
Accumulated other comprehensive income	16,327	10,589
Total HiSoft Technology International Limited shareholders' equity	208,484	174,952
Non-controlling interest	1,406
Total equity	209,890	174,952
TOTAL LIABILITIES AND EQUITY	$ 273,179	$ 255,092